Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2025
Financial instruments and financial risk management
Summary of carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities

	Australian
Local currency thousand	Dollar	Euro	Total
30 June 2025
Cash and cash equivalents	37,550	—	37,550
Trade and other receivables	1,806	—	1,806
Trade and other payables	(57,315)	—	(57,315)
Lease liabilities	(11,365)	—	(11,365)
Total	(29,324)	—	(29,324)

31 December 2024
Cash and cash equivalents	76,497	—	76,497
Trade and other receivables	661	—	661
Trade and other payables	(48,024)	(25)	(48,049)
Lease liabilities	(16,460)	—	(16,460)
Total	12,674	(25)	12,649

Summary of estimated sensitivity to a 10% increase (decrease) in the U.S. dollar against the relevant foreign currencies

	30 June	31 December
US$ thousand	2025	2024
Australian Dollar
Profit or loss	(1,921)	788

Other
Profit or loss	—	(2)